Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payments
Schedule of granted warrants

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants
Warrants granted as at December 31, 2021	2,732,618	DKK 7.53 (1)
Warrants exercised	(201,314)	USD 0.16
Warrants granted	100,000	USD 2.23
Warrants forfeited	(5,687)	USD 5.36
Warrants cancelled	—	—
Warrants granted as at June 30, 2022 (3)	2,625,617	USD 1.27 (2)
Warrants exercisable as at June 30, 2022	2,020,351	USD 0.44

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2020	2,228,076	1
Warrants granted	63,809	1
Warrants forfeited	(7,566)	1
Warrants cancelled	(10,404)	1
Warrants granted as at June 30, 2021	2,273,915	1
Warrants exercisable as at June 30, 2021	—	—

(1)    December 31, 2021 USD-end rate used.

(2)    June 30, 2022 USD-end rate used.

(3)    Number of warrants exclude EIB Warrants referred to in Note 6.

Schedule of assumptions have been applied for the warrants issued

The following assumptions have been applied for the warrants issued during the six months ended June 30, 2022:

Expected term (in years)	6.5
Risk-free interest rate	2.43 – 3.54%
Expected volatility	85%
Share price	$1.71 – 3.03